SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic and diluted net earnings (loss) per share:
Weighted average number of shares related to the outstanding options and convertible debentures excluded from the calculations of diluted net earnings (loss) per share	19,500	246,662	1,721,505
Severance pay:
Severance expenses	$ 167	$ 229	$ 147
Minimum [Member]
Goodwill and Intangible assets:
Amortization period	4 years
Maximum [Member]
Goodwill and Intangible assets:
Amortization period	5 years
Asiasoft Hong Kong Ltd [Member]
Investments in affiliates:
Ownership interest in affiliate	23.37%
Cash received from sale of affiliate			369
Investment in affiliate	0
Asiasoft Hong Kong Ltd [Member] | Minimum [Member]
Investments in affiliates:
Total consideration in sale agreement			1,300
Asiasoft Hong Kong Ltd [Member] | Maximum [Member]
Investments in affiliates:
Total consideration in sale agreement			$ 1,900
Asiasoft Sdn Bhd [Member]
Investments in affiliates:
Ownership interest in affiliate			30.00%